Note 14 - Retirement and Pension Plans - Changes in Projected Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Projected benefit obligation, beginning of the year	$ 1,018	$ 1,026	$ 877
Service cost	3	4	3
Interest cost	7	10	14
Actuarial (gain) loss	(34)	10	58
Settlement	(38)
Effect of changes in foreign exchange rate	23	(32)	74
Projected benefit obligation, end of the year	979	1,018	1,026
Fair value of plan assets, beginning of the year	697	671	596
Employer contributions	19	20	19
Actual return on plan assets	31	27	6
Effect of changes in foreign exchange rate	18	(21)	50
Fair value of plan assets, end of the year	$ 765	$ 697	$ 671